Subordinated Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of Subordinated Liabilities [Abstract]
Schedule of Subordinated Liabilities

30 June 2020	31 December 2019
£m	£m
3,257	3,528